CONTINGENCY	12 Months Ended
Dec. 31, 2011
CONTINGENCY
CONTINGENCY

28.          CONTINGENCY

(i)            As of December 31, 2009, one of the subsidiaries of the Group was involved in a pending lawsuit as the defendant.  The plaintiff filed a claim of $1,465 against the subsidiary of the Group that has arisen in the normal course of business.  Based on the advice of counsel and the Group’s assessment, a liability of $732 was accrued in other payables for potential liability upon settlement of this lawsuit which represented the 50% of the claimed amount by the plaintiff and reflected the reasonable estimate of the management on the probable unfavorable outcome of the litigation considering all available information at that time.

In October 2010, the local court in Beijing rendered a judgment, which requested the Group to pay damages in an amount equivalent to approximately $60 to the plaintiff. The plaintiff appealed the court’s ruling and based on available information, the management reversed $581 of the accrual and retained $151 accrual as of December 31, 2010. On April 11, 2011, the Beijing Higher People’s Court announced its final judgment, which rejected the appeal by Kaixin001.com, and sustained the original judgment by the local court in Beijing. As a result, the Group paid damages in an amount equivalent to approximately $60 to the plaintiff and reversed accruals accordingly.

(ii)           As the social commerce industry in China is at an early stage of development, currently there are no PRC laws or regulations specifically governing the social commerce business in China. In particular, currently there is no PRC law or regulation specifically addressing the business tax obligations associated to social commerce services. The Group believes it is appropriate and reports revenue for business tax purposes to the relevant government authority in the same manner as the revenues are recognized from an accounting perspective, i.e. on a net basis as set out in Note 2. However, if the relevant government authority were to determine that business tax should be paid on the gross amount of sales relating to the social commerce services, this would result in an increase of approximately $650 and $6,957 of additional liability for business tax and a consequent reduction in net income for the year 2010 and 2011, respectively. In addition, the PRC tax authorities may impose late payment fees and other penalties on the Group for any unpaid business taxes.